As filed with the SEC on September 21, 2009
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 21	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 39	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on September 22, 2009, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

The Prospectus and Statement of Additional Information are incorporated by reference as filed in Post-Effective Amendment No. 20. Supplements are filed herein for both the Prospectus and Statement of Additional Information.

SUPPLEMENT TO THE PROSPECTUS OF
FIDELITY INCOME ADVANTAGE®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

SUPPLEMENT TO THE PROSPECTUS OF
INCOME ADVANTAGE
ISSUED BY EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY® ("EFILI")

EACH DATED APRIL 30, 2009

Effective September 30, 2009, all references to "46 variable subaccounts" and "46 Investment Options" are replaced with "49 variable subaccounts" and "49 Investment Options", respectively.

Effective September 30, 2009, the following information replaces similar information found in the "Investment Options" section on page i:

Other funds are managed or sub-advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), Geode Capital Management, LLC ("Geode"), Lazard Asset Management, LLC ("Lazard"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), and Pacific Investment Management Company, LLC ("PIMCO"). All portfolios available in this prospectus are collectively known as the "Funds".

Effective September 30, 2009, the following information is added to "THE FUNDS" section:

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO
PIMCO VIT Real Return Portfolio	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

FIAL7/EFIAL7-09-01 September 22, 2009
1.901559.100

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
FIDELITY PERSONAL RETIREMENT ANNUITY,® FIDELITY RETIREMENT RESERVES,® AND FIDELITY INCOME ADVANTAGE®
ISSUED BY FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY ("FILI")

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
PERSONAL RETIREMENT ANNUITY, RETIREMENT RESERVES, AND INCOME ADVANTAGE ISSUED BY
EMPIRE FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY® ("EFILI")

EACH DATED April 30, 2009

The following replaces "Legal Matters" in your Statement of Additional Information

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

FPRAB/PRAB/NRRB/EVAB/FIAL7B/EFIAL7B-09-01 September 22, 2009
1.901605.100

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are incorporated by reference as filed in Post-Effective Amendment No. 20 to this registration statement filed on April 28, 2009. There are no financial statements included in Part A, other than Accumulation Unit Values.

(2) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2008.

(3) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2008 and 2007.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2008 and 2007.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007, and 2006.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007, and 2006.

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008, 2007, and 2006.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not available

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corprate Services. (Note 1)

(9) Legal opinion and consent of Edward M. Shea, filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distribtors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 3)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 3)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 2)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 2)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15) Powers of Attorney

(a) Power of Attorney for Allan Brandon is filed herewith

(b) Power of Attorney for William R. Ebsworth is filed herewith

(c) Power of Attorney for Albert Francke is filed herewith

(d) Power of Attorney for Kathleen M. Graveline is filed herewith

(e) Power of Attorney for Peter G. Johannsen is filed herewith

(f) Power of Attorney for Malcolm MacKay is filed herewith

(g) Power of Attorney for Kathleen A. Murphy is filed herewith

(h) Power of Attorney for Rodney R. Rohda is filed herewith

(i) Power of Attorney for Roger T. Servison is filed herewith

(j) Power of Attorney for Jon J. Skillman is filed herewith

(k) Power of Attorney for G. Michael Slovak is filed herewith

(l) Power of Attorney for Miles Mei is filed herewith

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 3) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

Item 25. Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON,	\\\\\\\\\\\\\\\\\\\\\\\	Director
WILLIAM R. EBSWORTH,		Director
ALBERT FRANCKE,		Director
KATHLEEN M. GRAVELINE,		Director
PETER G. JOHANNSEN,		Director
MALCOLM MACKAY,		Director
KATHLEEN A. MURPHY,		Director
RODNEY R. ROHDA,		Director
ROGER T. SERVISON,		Director
JON J. SKILLMAN,		Director and President
G. MICHAEL SLOVAK,		Director
FLOYD L. SMITH,		Director

Executive Officers of Empire Fidelity Investments Life

JOAN M. BLOOM	\\\\\\\\\\\\\\\\\\\\\\\	Executive Vice President, Marketing
DAVID A. GOLINO		Senior Vice President, Chief Financial Officer
ROBERT J. CUMMINGS		Senior Vice President, Client Services
JEFFREY K. CIMINI		Executive Vice President, Sales
WILLIAM J. JOHNSON JR.		Actuary and Executive Vice President,
Investment Product Development and Risk Management
BRIAN N. LEARY		Chief Compliance Officer and Consumer Services Officer
EARL F. MARTIN		Appointed Actuary
MILES MEI		Treasurer
EDWARD M. SHEA		Secretary, Vice President, and Senior Legal Counsel
FELICIA F. TIERNEY		Vice President, Human Resources
PAUL J. VANCHERI		Senior Vice President, System and Technology

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2009, there were 730 Qualified Contracts and 221 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson		Director
	James C. Burton		President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	John W. Callahan		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and General Counsel
	Peter D. Stahl		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Jim Smith		Senior Vice President, Real Estate
	Mary Brady		Assistant Secretary

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2008, 2007, and 2006 were $3,479,222, $3,094,320, and $2,743,836 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 21st day of September, 2009.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/Edward M. Shea
	Jon J. Skillman President			Edward M. Shea, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 21st day of September, 2009.

Signature	Title
/s/ *		)
Jon J. Skillman	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
) By: /s/Edward M. Shea
/s/ *		) Edward M. Shea
Allan Brandon	Director	) (Attorney-in-Fact)*
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Albert Francke	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		) By: /s/Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)